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Hotchkis & Wiley International Value Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Aerospace & Defense - 6.7%
Airbus SE	705	$103,181
Babcock International Group PLC	19,100	120,656
BAE Systems PLC	2,290	38,019
		261,856

Automobile Components - 2.1%
Magna International, Inc.	1,947	79,905

Banks - 17.1%
ABN AMRO Bank NV (a)	3,400	61,444
Banco Santander SA	11,400	58,412
Barclays PLC	22,417	67,354
BNP Paribas SA	1,574	108,011
ING Groep NV	5,907	107,171
Lloyds Banking Group PLC	149,300	117,394
NatWest Group PLC	13,014	60,247
Societe Generale SA	3,341	83,255
		663,288

Beverages - 4.1%
Coca-Cola Europacific Partners PLC	550	43,313
Heineken Holding NV	1,547	116,877
		160,190

Chemicals - 8.7%
Akzo Nobel NV	1,510	106,668
Fuso Chemical Co. Ltd.	3,900	108,512
Nippon Sanso Holdings Corp.	3,300	121,120
		336,300

Communications Equipment - 5.7%
Nokia Oyj	4,300	18,775
Telefonaktiebolaget LM Ericsson - Class B	26,544	200,578
		219,353

Energy Equipment & Services - 0.9%
Subsea 7 SA	2,200	35,525

Financial Services - 1.2%
Worldline SA/France (a)(b)	6,200	45,177

Food Products - 1.5%
JDE Peet's NV	2,730	57,010

Health Care Equipment & Supplies - 4.9%
Koninklijke Philips NV (b)	2,680	87,866
Medtronic PLC	1,115	100,383
		188,249

Hotels, Restaurants & Leisure - 5.1%
Accor SA	2,980	129,540
Entain PLC	2,900	29,630
Lottomatica Group SpA	3,000	37,651
		196,821
Household Products - 3.3%
Henkel AG & Co. KGaA	1,510	128,369

Industrial Conglomerates - 5.2%
Siemens AG	810	163,870
Smiths Group PLC	1,700	38,204
		202,074

Insurance - 2.0%
Tokio Marine Holdings, Inc.	1,100	40,562
Zurich Insurance Group AG	59	35,645
		76,207

IT Services - 1.1%
Capgemini SE	190	41,021

Machinery - 0.5%
CNH Industrial NV	1,693	18,792

Media - 3.8%
RTL Group SA	740	25,126
WPP PLC	12,000	122,921
		148,047

Oil, Gas & Consumable Fuels - 8.6%
Baytex Energy Corp.	8,500	25,391
Cenovus Energy, Inc.	1,670	27,931
Kosmos Energy Ltd. (b)	15,618	62,941
Parkland Corp. (Acquired 01/30/2023 - 01/30/2023, Cost $11,994) (a)(d)	510	13,146
Shell PLC	2,887	95,370
Suncor Energy, Inc.	1,200	44,293
TotalEnergies SE	1,005	65,260
		334,332

Passenger Airlines - 3.5%
Qantas Airways Ltd. (b)	26,700	136,289

Personal Care Products - 1.2%
Unilever PLC	718	46,550

Pharmaceuticals - 0.9%
GSK PLC	1,747	35,571

Professional Services - 2.7%
Randstad NV	2,150	106,825

Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	160	27,787

Technology Hardware, Storage & Peripherals - 2.6%
Samsung Electronics Co. Ltd.	2,180	101,891

Wireless Telecommunication Services - 1.4%
Vodafone Group PLC	52,546	52,662
TOTAL COMMON STOCKS (Cost $3,133,668)		3,700,091

PREFERRED STOCKS - 1.1%	Shares	Value
Automobiles - 1.1%
Bayerische Motoren Werke AG 0.00%,	506	41,992
TOTAL PREFERRED STOCKS (Cost $37,596)		41,992

SHORT-TERM INVESTMENTS - 3.2%
Time Deposits - 3.2%	Par
Australia and New Zealand Banking Group Ltd., 4.18%, 10/01/2024 (c)	123,661	123,661
TOTAL SHORT-TERM INVESTMENTS (Cost $123,661)		123,661

TOTAL INVESTMENTS - 99.8% (Cost $3,294,925)		3,865,744
Other Assets in Excess of Liabilities - 0.2%		9,320
TOTAL NET ASSETS - 100.0%		$3,875,064

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $119,767 or 3.1% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
(d)
Restricted security. Purchased in a private placement transaction; resale to the public may require registration. As of September 30, 2024, the value of these securities total $13,146 or 0.3% of the Fund’s net assets

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$443,881	$3,256,210	$–	$3,700,091
Preferred Stocks	–	41,992	–	41,992
Time Deposits	–	123,661	–	123,661
Total Investments	$443,881	$3,421,863	$–	$3,865,744

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

Allocation of Portfolio Holdings by Country as of September 30, 2024
(% of Net Assets)
United Kingdom	$772,475	19.9%
Netherlands	643,861	16.6
France	575,445	14.9
Germany	334,231	8.6
United States	313,057	8.1
Japan	270,194	7.0
Sweden	200,578	5.2
Canada	190,666	4.9
Australia	136,289	3.5
Cash & Other	438,268	11.3
	$3,875,064	100.0%